Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Costs
Interest expense (Note 6)	$ 46,884	$ 39,775	$ 32,887
Amortization and write-off of deferred financing fees	3,261	5,387	1,984
Commitment fees (Note 6)	0	0	2
Other	345	1,119	118
Total	$ 50,490	$ 46,281	$ 34,991